Receivables	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Abstract]
Receivables [Text Block]

4. Receivables

	December 31, 2019 $	December 31, 2018 $

Goods and Service sales tax	61,021	189,475
British Columbia mining tax credits	1,007,373	899,147
Interest receivable and other receivables	2,624	2,181
	1,071,018	1,090,803